Nov. 20, 2017

NATIXIS FUNDS

          Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Intermediate Duration Bond Fund

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

LOOMIS SAYLES FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional

Information dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Opportunities Fund
Loomis Sayles Inflation Protected Securities Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.